Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Banks's Shareholders (Detail)	12 Months Ended
Dec. 31, 2025
Fideicomiso de Garantía JHB BMA
Disclosure of ownership structure of shareholders [line items]
Participating Interest	17.28%
Voting Interest	19.65%
Carballo Delfin Jorge Ezequiel [member]
Disclosure of ownership structure of shareholders [line items]
Participating Interest	19.27%
Voting Interest	20.87%
ANSES FGS Law No. 26425 [member]
Disclosure of ownership structure of shareholders [line items]
Participating Interest	29.76%
Voting Interest	27.81%
Grouped shareholders (Local stock exchanges) [member]
Disclosure of ownership structure of shareholders [line items]
Participating Interest	11.21%
Voting Interest	10.67%
Grouped shareholders (Foreign stock exchanges) [member]
Disclosure of ownership structure of shareholders [line items]
Participating Interest	22.48%
Voting Interest	21.00%